Cover	Aug. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2026
Entity File Number	001-40747
Entity Registrant Name	authID Inc.
Entity Central Index Key	0001534154
Entity Tax Identification Number	46-2069547
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1580 N. Logan St
Entity Address, Address Line Two	Suite 660
Entity Address, Address Line Three	Unit 51767
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80203
City Area Code	516
Local Phone Number	274-8700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AUID
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false